SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES BASIS OF PRESENTATION AND PRINCIPLES OF CONSOLIDATION - Summary of Property and Equipment Estimated Useful Lives (Details)	Dec. 31, 2025
Computer and other equipment
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	3 years
Capitalized software
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	3 years
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	6 years